BUSINESS ACQUISITIONS (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2022
Purchase price allocation of acquisitions
Goodwill		$ 19,177
Shanghai Jinfeng Kindergarten
Purchase price allocation of acquisitions
Non-controlling interest			$ 480
Fair value of the acquired net assets plus Percentage			45.00%
Shanghai Jinfeng Kindergarten
Business Acquisition [Line Items]
Percentage of equity interest	55.00%
Purchase price allocation of acquisitions
Cash and cash equivalents	$ 426
Other current assets	162
Operating lease right-of-use assets	4,326
Other current liabilities	(456)
Deferred tax liabilities	(47)
Operating lease liabilities	(3,970)
Non-controlling interest	(480)
Goodwill	391
Additional paid in capital	(540)
Total	$ 0
Depreciation or amortization period	3 years 2 months 12 days
Net revenue		0
Pre-tax net income		$ 225
Shanghai Jinfeng Kindergarten | Student base
Purchase price allocation of acquisitions
Intangible assets: Student base	$ 188
Shanghai Jinfeng Kindergarten | Minimum
Business Acquisition [Line Items]
Percentage of equity interest	100.00%
Shanghai Jinfeng Kindergarten | Maximum
Business Acquisition [Line Items]
Percentage of equity interest	55.00%
Shanghai Jinfeng Kindergarten | Shanghai Jinfeng Kindergarten
Purchase price allocation of acquisitions
Fair value of the acquired net assets plus Percentage			45.00%